SCHEDULE OF INVESTMENTS

Delaware Ivy Global Growth Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Consumer Discretionary – 0.4%
Magazine Luiza S.A.	1,074	$4,565

Total Brazil - 0.4%		$4,565

Canada
Energy – 1.9%
Canadian Natural Resources Ltd.	562	20,386

Total Canada - 1.9%		$20,386

China
Communication Services – 1.6%
Tencent Holdings Ltd.	232	17,465

Consumer Discretionary – 2.0%
Alibaba Group Holding Ltd. ADR(A)	98	22,111

Financials – 1.6%
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,792	17,552

Total China - 5.2%		$57,128

France
Consumer Discretionary – 0.9%
LVMH Moet Hennessy - Louis Vuitton	13	9,958

Industrials – 5.5%
Airbus SE	247	31,746
Schneider Electric S.A.	186	29,242

		60,988

Total France - 6.4%		$70,946

Germany
Consumer Discretionary – 0.1%
AUTO1 Group SE(A)	17	753

Financials – 1.2%
Deutsche Boerse AG	77	13,356

Information Technology – 1.3%
Infineon Technologies AG	369	14,797

Total Germany - 2.6%		$28,906

India
Energy – 1.3%
Reliance Industries Ltd.	511	14,522

Total India - 1.3%		$14,522

Italy
Consumer Discretionary – 2.5%
Ferrari N.V.	133	27,402

Total Italy - 2.5%		$27,402

Japan
Financials – 1.5%
ORIX Corp.	993	16,747

Industrials – 1.0%
Recruit Holdings Co. Ltd.	227	11,187

Total Japan - 2.5%		$27,934

Netherlands
Health Care – 0.9%
Koninklijke Philips Electronics N.V., Ordinary Shares	196	9,697

Total Netherlands - 0.9%		$9,697

Switzerland
Health Care – 1.0%
Alcon, Inc.	156	10,935

Industrials – 2.6%
Ferguson plc	205	28,478

Total Switzerland - 3.6%		$39,413

Taiwan
Information Technology – 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	234	28,138

Total Taiwan - 2.6%		$28,138

United Kingdom
Communication Services – 1.8%
WPP Group plc	1,474	19,864

Consumer Discretionary – 1.7%
Aptiv plc(A)	122	19,162

Consumer Staples – 2.1%
Diageo plc	265	12,697
Unilever plc	178	10,394

		23,091

Health Care – 1.8%
AstraZeneca plc	106	12,750
AstraZeneca plc ADR(B)	121	7,225

		19,975

Total United Kingdom - 7.4%		$82,092

United States
Communication Services – 4.0%
Alphabet, Inc., Class A(A)	6	13,703
Facebook, Inc., Class A(A)	51	17,832
Pinterest, Inc., Class A(A)	151	11,899

		43,434

Consumer Discretionary – 10.5%
Amazon.com, Inc.(A)	15	50,708
Brinker International, Inc.(A)	92	5,665
Darden Restaurants, Inc.	180	26,301
Dollar General Corp.	32	6,932
Skechers USA, Inc.(A)	518	25,832

		115,438

Energy – 1.5%
ConocoPhillips	277	16,853

Financials – 10.6%
Citigroup, Inc.	165	11,675
CME Group, Inc.	39	8,361
Discover Financial Services	171	20,235
Goldman Sachs Group, Inc. (The)	61	23,318
JPMorgan Chase & Co.	92	14,382
Morgan Stanley	271	24,814
Pinnacle Financial Partners, Inc.	154	13,626

		116,411

Health Care – 7.0%
Abbott Laboratories	94	10,940
HCA Holdings, Inc.	72	14,918
Johnson & Johnson	113	18,683
Thermo Fisher Scientific, Inc.	35	17,539
UnitedHealth Group, Inc.	36	14,318

		76,398

Industrials – 4.9%
Eaton Corp.	138	20,471
Northrop Grumman Corp.	48	17,558
Union Pacific Corp.	69	15,266

		53,295

Information Technology – 22.5%
Adobe, Inc.(A)	28	16,147
Ambarella, Inc.(A)	141	15,011
Apple, Inc.	277	37,904
Autodesk, Inc.(A)	20	5,863
Fidelity National Information Services, Inc.	126	17,795
Intuit, Inc.	60	29,176
MasterCard, Inc., Class A	59	21,642
Microsoft Corp.	155	41,983
PayPal, Inc.(A)	122	35,523
Visa, Inc., Class A	113	26,411

		247,455

Total United States - 61.0%		$669,284

TOTAL COMMON STOCKS – 98.3%		$1,080,413
(Cost: $601,370)

PREFERRED STOCKS

Germany
Consumer Discretionary – 0.9%
Volkswagen AG, 2.260%	37	9,359

Total Germany - 0.9%		$9,359

TOTAL PREFERRED STOCKS – 0.9%		$9,359
(Cost: $10,923)

SHORT-TERM SECURITIES

Money Market Funds(C) – 1.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	8,333	8,333
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(D)	5,630	5,630

		13,963

TOTAL SHORT-TERM SECURITIES – 1.3%		$13,963
(Cost: $13,963)

TOTAL INVESTMENT SECURITIES – 100.5%		$1,103,735
(Cost: $626,256)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(5,878)

NET ASSETS – 100.0%		$1,097,857

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)All or a portion of securities with an aggregate value of $7,186 are on loan.

(C)Rate shown is the annualized 7-day yield at June 30, 2021.

(D)Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,080,413	$—	$—
Preferred Stocks	9,359	—	—
Short-Term Securities	13,963	—	—
Total	$1,103,735	$—	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$626,256

Gross unrealized appreciation	479,711

Gross unrealized depreciation	(2,232)

Net unrealized appreciation	$477,479